Loss Per Share - Calculation of Earnings (Loss) Per Share (Detail) - EUR (€) € / shares in Units, € in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings per share [abstract]
Loss of the year attributable to Equity Holders	[1]	€ (37,427)	€ (56,395)	€ (23,606)
Weighted average number of shares outstanding		11,142,244	9,627,601	9,313,603
Earnings per share (non-fully diluted) in €		€ (3,360)	€ (5,860)	€ (2,530)
Outstanding warrants		731,229,000	674,962,000	571,444,000

[1]	For 2018, 2017 and 2016, the Group does not have any non-controlling interests and the losses for the year are fully attributable to owners of the parent.